Provisions and other current liabilities - Accruals for deductions from revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of Accruals for Deductions from Revenue [Roll Forward]
January 1	$ 396	$ 394	$ 386
Additions	1,316	1,256	1,235
Payments/utilizations	(1,319)	(1,243)	(1,218)
Changes in offset against gross trade receivables	0	1	(8)
Currency translation effects	9	(12)	(1)
December 31	$ 402	$ 396	$ 394